CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Borrowings [Abstract]
Schedule of recognition and movements of convertible bonds
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2022	2021
Balance at January 1	140,886	151,767
Interest paid (cash flow)	(3,952)	(4,448)
Amortization transaction cost	784	849
Accrued interest	3,952	4,447
Currency translation	(8,284)	(11,729)
Balance at December 31	133,386	140,886
- Current portion	1,768	1,879
- Non-current portion	131,618	139,007